Balance Sheets - USD ($)	Jul. 31, 2017	Oct. 31, 2016
Current Assets
Cash	$ 40,615	$ 385
Total Current Assets	40,615	385
Other Assets
Software, net of amortization of $12,303 and $7,131	56,250	61,422
Total Other Assets	56,250	61,422
Total Assets	96,865	61,807
Current Liabilities
Accounts Payable and Accrued Liabilities	263,549	189,024
Accrued Interest	71,587	43,426
Accrued Salary and Wages	384,936	148,242
Notes Payable	51,850	100,000
Related Party Payable	112,070
Convertible Notes Payable, net of discount	336,419	367,323
Derivative Liability	1,499,146	1,248,689
Total Liabilities	2,719,557	2,096,704
Stockholders’ Equity (Deficit)
Common Stock (6,900,000,000 shares authorized, par value 0.00001, 3,912,154,060 and 130,166,696 shares issued and outstanding at July 31, 2017 and October 31, 2016, respectively)	39,122	1,302
Stock issuable	3,079,200	512,400
Additional paid-in capital	14,461,362	2,204,879
Accumulated deficit	(20,202,376)	(4,753,478)
Total Stockholders’ Equity (Deficit)	(2,622,692)	(2,034,897)
Total Liabilities and Stockholders’ Equity (Deficit)	$ 96,865	$ 61,807